UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   March 18, 2025 to April 17, 2025

Commission File Number of issuing entity:  333-276033-07

Central Index Key Number of issuing entity:  0002049300

BBCMS Mortgage Trust 2025-C32
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-276033

Central Index Key Number of depositor:  0001541480

Barclays Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541294

German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001931347

Greystone Commercial Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Daniel Schmidt (212) 526-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7343931
38-7343932
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 17, 2025 a distribution was made to holders of the certificates issued by BBCMS Mortgage Trust 2025-C32.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BBCMS Mortgage Trust 2025-C32 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on April 17, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.80%	0	N/A

No assets securitized by Barclays Commercial Mortgage Securities LLC (the "Depositor") and held by BBCMS Mortgage Trust 2025-C32 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from March 18, 2025 to April 17, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 13, 2025. The CIK number for the Depositor is 0001541480.

Barclays Capital Real Estate Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Barclays Capital Real Estate Inc. is 0001549574.

Argentic Real Estate Finance 2 LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 17, 2025. The CIK number for Argentic Real Estate Finance 2 LLC is 0001968416.

Societe Generale Financial Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Societe Generale Financial Corporation is 0001755531.

Wells Fargo Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 6, 2025. The CIK number for Wells Fargo Bank, National Association is 0000740906.

BSPRT CMBS Finance, LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2025. The CIK number for BSPRT CMBS Finance, LLC is 0001722518.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York is 0001685185.

German American Capital Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for German American Capital Corporation is 0001541294.

Bank of Montreal filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for Bank of Montreal is 0000927971.

Starwood Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 23, 2025. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Greystone Commercial Mortgage Capital LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 21, 2025. The CIK number for Greystone Commercial Mortgage Capital LLC is 0001931347.

Zions Bancorporation, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on January 6, 2025. The CIK number for Zions Bancorporation, National Association is 0000109380.

Citi Real Estate Funding Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2025. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

KeyBank National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 12, 2025. The CIK number for KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 1, 2025 under Commission File No. 333-276033-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 1, 2025 under Commission File No. 333-276033-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BBCMS Mortgage Trust 2025-C32, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	03/17/2025	$751,477.59
Current Distribution Date	04/17/2025	$15,897.42

Whole Loan Custodial Account
Prior Distribution Date	03/17/2025	$0.00
Current Distribution Date	04/17/2025	$0.00

REO Account
Prior Distribution Date	03/17/2025	$0.00
Current Distribution Date	04/17/2025	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BBCMS Mortgage Trust 2025-C32, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	03/17/2025	$7,332.58
Current Distribution Date	04/17/2025	$8,116.95

Interest Reserve Account
Prior Distribution Date	03/17/2025	$0.00
Current Distribution Date	04/17/2025	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	03/17/2025	$0.00
Current Distribution Date	04/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BBCMS Mortgage Trust 2025-C32, relating to the April 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on May 1, 2025 under Commission File No. 333-276033-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on May 1, 2025 under Commission File No. 333-276033-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

/s/ Daniel Schmidt
Daniel Schmidt, Authorized Signatory

Date: May 1, 2025